Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of profit or loss
Revenues	$ 618,344	$ 525,229	$ 466,059
Net pool allocation	17,818	7,254	(4,674)
Voyage expenses and commissions	(20,374)	(15,404)	(10,510)
Vessel operating and supervision costs	(128,084)	(122,486)	(112,632)
Depreciation	(153,193)	(137,187)	(122,957)
General and administrative expenses	(41,993)	(39,850)	(38,642)
Profit from operations	292,518	217,556	176,644
Financial costs	(166,627)	(139,181)	(137,316)
Financial income	4,784	2,650	720
(Loss)/gain on derivatives	(6,077)	2,025	(13,419)
Share of profit of associates	1,800	1,159	1,422
Total other expenses, net	(166,120)	(133,347)	(148,593)
Profit for the year	126,398	84,209	28,051
Attributable to:
Owners of the Group	47,683	15,506	(21,486)
Non-controlling interests	$ 78,715	$ 68,703	$ 49,537
(Loss)/earnings per share-basic and diluted
(Loss)/earnings per share - basic	$ 0.47	$ 0.07	$ (0.39)
(Loss)/earnings per share - diluted	$ 0.46	$ 0.07	$ (0.39)